Land use rights	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Land use rights
9 .	Land use rights
Land use rights consist of the following:

	As of December 31,
	2019	2020
Cost:
Land use rights	47,334,838	47,334,838
Less: Accumulated amortization	(8,667,666)	(9,614,363)

Land use rights, net	38,667,172	37,720,475

The Group expects to record estimated amortization expenses RMB 946,697, RMB 946,697, RMB 946,697, RMB 946,697 and RMB 946,697 for the years ending December 31, 2021, 2022, 2023, 2024 and 2025, respectively.
The net book amounts of land use rights as collateral for the Group’s borrowings (Note 1
3
) as of December 31, 2019 and December 31, 2020 were RMB 21,758,539 and RMB 18,595,343 respectively.